Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value of Financial Instruments
Schedule of estimated fair value of financial instruments included in consolidated financial statements

	June 30, 2022				December 31, 2021
	Carrying	Estimated Fair Value			Carrying	Estimated Fair Value
	Amount	Level 1	Level 2	Level 3	Amount	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$61,173	$61,173	$—	$—	$29,555	$29,555	$—	$—
Restricted cash	5,196	5,196	—	—	5,657	5,657	—	—
Mortgage loans held-for-sale	37,035	—	37,035	—	308,477	—	308,477	—
Mortgage servicing rights	850	—	—	850	749	—	—	749
Derivative assets, lending, net (1)	510	—	12	498	3,111	—	—	3,111
Securitized mortgage collateral	—	—	—	—	1,639,251	—	—	1,639,251

Liabilities
Warehouse borrowings	$37,795	$—	$37,795	$—	$285,539	$—	$285,539	$—
Convertible notes	15,000	—	—	15,000	20,000	—	—	20,000
Long-term debt	35,889	—	—	35,889	46,536	—	—	46,536
Securitized mortgage borrowings	—	—	—	—	1,614,862	—	—	1,614,862
Derivative liabilities, lending, net (2)	12	—	12	—	55	—	55	—
(1)	Represents IRLCs and Hedging Instruments and are included in other assets in the accompanying consolidated balance sheets.
(2)	Represents Hedging Instruments and are included in other liabilities in the accompanying consolidated balance sheets.

	December 31, 2021				December 31, 2020
	Carrying	Estimated Fair Value			Carrying	Estimated Fair Value
	Amount	Level 1	Level 2	Level 3	Amount	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$29,555	$29,555	$—	$—	$54,150	$54,150	$—	$—
Restricted cash	5,657	5,657	—	—	5,602	5,602	—	—
Mortgage loans held-for-sale	308,477	—	308,477	—	164,422	—	164,422	—
Mortgage servicing rights	749	—	—	749	339	—	—	339
Derivative assets, lending, net(1)	3,111	—	—	3,111	7,275	—	—	7,275
Securitized mortgage collateral	1,639,251	—	—	1,639,251	2,100,175	—	—	2,100,175
Liabilities
Warehouse borrowings	$285,539	$—	$285,539	$—	$151,932	$—	$151,932	$—
Convertible notes	20,000	—	—	20,000	20,000	—	—	20,000
Long-term debt	46,536	—	—	46,536	44,413	—	—	44,413
Securitized mortgage borrowings	1,614,862	—	—	1,614,862	2,086,557	—	—	2,086,557
Derivative liabilities, lending, net(2)	55	—	55	—	143	—	143	—
(1)	Represents IRLCs and are included in other assets in the accompanying consolidated balance sheets.
(2)	Represents Hedging Instruments and are included in other liabilities in the accompanying consolidated balance sheets.

Schedule of assets and liabilities that are measured at estimated fair value on recurring basis

	Recurring Fair Value Measurements
	June 30, 2022			December 31, 2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Mortgage loans held-for-sale	$—	$37,035	$—	$—	$308,477	$—
Derivative assets, lending, net (1)	—	12	498	—	—	3,111
Mortgage servicing rights	—	—	850	—	—	749
Securitized mortgage collateral	—	—	—	—	—	1,639,251
Total assets at fair value	$—	$37,047	$1,348	$—	$308,477	$1,643,111
Liabilities
Securitized mortgage borrowings	$—	$—	$—	$—	$—	$1,614,862
Long-term debt	—	—	35,889	—	—	46,536
Derivative liabilities, lending, net (2)	—	12	—	—	55	—
Total liabilities at fair value	$—	$12	$35,889	$—	$55	$1,661,398
(1)

At June 30, 2022, derivative assets, lending, net included $498 thousand in IRLCs and $12 thousand in Hedging Instruments included in other assets in the accompanying consolidated balance sheets. At December 31, 2021, derivative assets, lending, net included $3.1 million in IRLCs and is included in other assets in the accompanying consolidated balance sheets.

(2)	At December 31, 2021, derivative liabilities, lending, net are included in other liabilities in the accompanying consolidated balance sheets.

	Recurring Fair Value Measurements
	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Mortgage loans held-for-sale	$—	$308,477	$—	$—	$164,422	$—
Derivative assets, lending, net(1)	—	—	3,111	—	—	7,275
Mortgage servicing rights	—	—	749	—	—	339
Securitized mortgage collateral	—	—	1,639,251	—	—	2,100,175
Total assets at fair value	$—	$308,477	$1,643,111	$—	$164,422	$2,107,789
Liabilities
Securitized mortgage borrowings	$—	$—	$1,614,862	$—	$—	$2,086,557
Long-term debt	—	—	46,536	—	—	44,413
Derivative liabilities, lending, net(2)	—	55	—	—	143	—
Total liabilities at fair value	$—	$55	$1,661,398	$—	$143	$2,130,970
(1)

At December 31, 2021, derivative assets, lending, net included $3.1 million in IRLCs and is included in other assets in the accompanying consolidated balance sheets. At December 31, 2020, derivative assets, lending, net included $7.3 million in IRLCs and is included in other assets in accompanying consolidated balance sheets.

(2)	At December 31, 2021 and 2020, derivative liabilities, lending, net are included in other liabilities in the accompanying consolidated balance sheets.

Schedule of reconciliation for all assets and liabilities measured at estimated fair value on recurring basis using significant unobservable inputs (Level 3)

	Level 3 Recurring Fair Value Measurements
	For the Three Months Ended June 30, 2022

				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, March 31, 2022	$—	$—	$856	$846	$(47,549)
Total gains (losses) included in earnings:
Interest income	—	—	—	—	—
Interest expense	—	—	—	—	(357)
Change in fair value	—	—	(6)	(348)	1,980
Change in instrument specific credit risk	—	—	—	—	10,037	(1)
Total gains (losses) included in earnings	—	—	(6)	(348)	11,660
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Fair value, June 30, 2022	$—	$—	$850	$498	$(35,889)
(1)	Amount represents the change in instrument specific credit risk in other comprehensive gain (loss) in the consolidated statements of operations and comprehensive loss.

	Level 3 Recurring Fair Value Measurements
	For the Three Months Ended June 30, 2021

				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, March 31, 2021	$2,038,545	$(2,028,210)	$498	$5,078	$(45,361)
Total gains (losses) included in earnings:
Interest income (1)	(4,722)	—	—	—	—
Interest expense (1)	—	(8,909)	—	—	(418)
Change in fair value	(2,550)	722	(37)	(816)	1,417
Change in instrument specific credit risk	—	—	—	—	(538)	(2)
Total gains (losses) included in earnings	(7,272)	(8,187)	(37)	(816)	461
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	92	—	—
Settlements	(172,850)	189,173	—	—	—
Fair value, June 30, 2021	$1,858,423	$(1,847,224)	$553	$4,262	$(44,900)
(1)

Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities. Net interest income, including cash received and paid, was $2.1 million for the three months ended June 30, 2021. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.

(2)	Amount represents the change in instrument specific credit risk in other comprehensive gain (loss) in the consolidated statements of operations and comprehensive loss.

	Level 3 Recurring Fair Value Measurements
	For the Six Months Ended June 30, 2022

				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2021	$1,639,251	$(1,614,862)	$749	$3,111	$(46,536)
Total gains (losses) included in earnings:
Interest income (1)	2,019	—	—	—	—
Interest expense (1)	—	(7,564)	—	—	(743)
Change in fair value	9,248	—	55	(2,613)	3,622
Change in instrument specific credit risk	—	—	—	—	7,768	(2)
Total gains (losses) included in earnings	11,267	(7,564)	55	(2,613)	10,647
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	46	—	—
Settlements	(1,650,518)	1,622,426	—	—	—
Fair value, June 30, 2022	$—	$—	$850	$498	$(35,889)
Unrealized gains (losses) still held (3)	$—	$—	$850	$498	$26,111
(1)

Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities prior to the sale in March 2022. Net interest income, including cash received and paid, was $1.2 million for the six months ended June 30, 2022. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.

(2)	Amount represents the change in instrument specific credit risk in other comprehensive gain (loss) in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized gains relating to assets and liabilities classified as Level 3 that are still held and reflected in the fair values at June 30, 2022.

	Level 3 Recurring Fair Value Measurements
	For the Six Months Ended June 30, 2021

				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2020	$2,100,175	$(2,086,557)	$339	$7,275	$(44,413)
Total (losses) gains included in earnings:
Interest income (1)	(9,479)	—	—	—	—
Interest expense (1)	—	(18,018)	—	—	(724)
Change in fair value	79,857	(85,230)	1	(3,013)	2,442
Change in instrument specific credit risk	—	—	—	—	(2,205)	(2)
Total gains (losses) included in earnings	70,378	(103,248)	1	(3,013)	(487)
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	213	—	—
Settlements	(312,130)	342,581	—	—	—
Fair value, June 30, 2021	$1,858,423	$(1,847,224)	$553	$4,262	$(44,900)
Unrealized (losses) gains still held (3)	$(186,507)	$2,397,426	$553	$4,262	$17,100
(1)

Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities. Net interest income, including cash received and paid, was $4.3 million for the three and six months ended June 30, 2021. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive gain (loss) is primarily from contractual interest on the securitized mortgage collateral and borrowings.

(2)	Amount represents the change in instrument specific credit risk in other comprehensive loss in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized (losses) gains relating to assets and liabilities classified as Level 3 that are still held and reflected in the fair values at June 30, 2021

	Level 3 Recurring Fair Value Measurements
	For the Year Ended December 31, 2021
				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2020	$2,100,175	$(2,086,557)	$339	$7,275	$(44,413)
Total (losses) gains included in earnings:
Interest income(1)	(12,162)	—	—	—	—
Interest expense(1)	—	(37,090)	—	—	(1,499)
Change in fair value	151,759	(145,288)	(126)	(4,164)	2,098
Change in instrument specific credit risk	—	—	—	—	(2,722)	(2)
Total gains (losses) included in earnings	139,597	(182,378)	(126)	(4,164)	(2,123)
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	536	—	—
Settlements	(600,521)	654,073	—	—	—
Fair value, December 31, 2021	$1,639,251	$(1,614,862)	$749	$3,111	$(46,536)
Unrealized (losses) gains still held(3)	$(104,299)	$2,318,296	$749	$3,111	$15,464
(1)

Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities. Net interest income, including cash received and paid, was $8.1 million for the year ended December 31, 2021. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.

(2)	Amount represents the change in instrument specific credit risk in other comprehensive loss in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized (losses) gains relating to assets and liabilities classified as Level 3 that are still held and reflected in the fair values at December 31, 2021.

	Level 3 Recurring Fair Value Measurements
	For the Year Ended December 31, 2020
				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2019	$2,628,064	$(2,619,210)	$41,470	$7,791	$(45,434)
Total (losses) gains included in earnings:
Interest income(1)	747	—	—	—	—
Interest expense(1)	—	(65,421)	—	—	(850)
Change in fair value	(92,562)	79,481	(21,962)	(516)	1,899
Change in instrument specific credit risk	—	—	—	—	(28)	(2)
Total (losses) gains included in earnings	(91,815)	14,060	(21,962)	(516)	1,021
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	2,094	—	—
Settlements	(436,074)	518,593	(21,263)	—	—
Fair value, December 31, 2020	$2,100,175	$(2,086,557)	$339	$7,275	$(44,413)
Unrealized (losses) gains still held(3)	$(275,818)	$2,500,674	$339	$7,275	$17,587
(1)

Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities. Net interest income, including cash received and paid, was $8.9 million for the year ended December 31, 2020. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.

(2)	Amount represents the change in instrument specific credit risk in other comprehensive loss in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized (losses) gains relating to assets and liabilities classified as Level 3 that were still held and reflected in the fair values at December 31, 2020.

Schedule of quantitative information about the valuation techniques and unobservable inputs applied to Level 3 fair value measurements for financial instruments measured at fair value on a recurring and non-recurring basis

The following table presents quantitative information about the valuation techniques and unobservable inputs applied to Level 3 fair value measurements for financial instruments measured at fair value on a recurring and nonrecurring basis at June 30, 2022 and December 31, 2021:

		June 30, 2022		December 31, 2021
	Unobservable	Range of	Weighted	Range of	Weighted
Financial Instrument	Input	Inputs	Average	Inputs	Average
Assets and liabilities backed by real estate
Securitized mortgage collateral, and	Prepayment rates	—%	—%	2.9 – 46.3%	10.7%
Securitized mortgage borrowings	Default rates	—%	—%	0.06 – 4.3%	1.7%
	Loss severities	—%	—%	0.01 – 97.6%	70.1%
	Discount rates	—%	—%	2.1 – 13.0%	3.6%
Other assets and liabilities
Mortgage servicing rights	Discount rates	12.5 – 15.0%	12.8%	12.5 – 15.0%	12.8%
	Prepayment rates	7.5 – 12.5%	8.5%	8.01 – 29.1%	10.3%
Derivative assets - IRLCs, net	Pull-through rates	40.0 – 99.0%	69.5%	50.0 – 98.0%	79.0%
Long-term debt	Discount rates	14.2%	14.2%	8.6%	8.6%

The following table presents quantitative information about the valuation techniques and unobservable inputs applied to Level 3 fair value measurements for financial instruments measured at fair value on a recurring and non-recurring basis at December 31, 2021.

	Estimated	Valuation	Unobservable	Range of	Weighted
Financial Instrument	Fair Value	Technique	Input	Inputs	Average
Assets and liabilities backed by real estate
Securitized mortgage collateral, and	$1,639,251	Discounted Cash Flow	Prepayment rates	2.9 – 46.3%	10.7%
Securitized mortgage borrowings	(1,614,862)		Default rates	0.06 – 4.3%	1.7%
			Loss severities	0.01 – 97.6%	70.1%
			Discount rates	2.1 – 13.0%	3.6%
Other assets and liabilities
Mortgage servicing rights	$749	Discounted Cash Flow	Discount rates	12.5 – 15.0%	12.8%
			Prepayment rates	8.01 – 29.1%	10.3%
Derivative assets - IRLCs, net	3,111	Market pricing	Pull-through rates	50.0 – 98.0%	79.0%
Long-term debt	(46,536)	Discounted Cash Flow	Discount rates	8.6%	8.6%

Schedule of changes in recurring fair value measurements included in net loss

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss
	For the Three Months Ended June 30, 2022
			Change in Fair Value of
	Interest	Interest	Net Trust	Long-term	Other Revenue	Gain on Sale
	Income (1)	Expense (1)	Assets	Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$—	$—	$—	$—	$—	$—	$—
Securitized mortgage borrowings	—	—	—	—	—	—	—
Long-term debt	—	(357)	—	1,980	—	—	1,623
Mortgage servicing rights (2)	—	—	—	—	(6)	—	(6)
Mortgage loans held-for-sale	—	—	—	—	—	(217)	(217)
Derivative assets — IRLCs	—	—	—	—	—	(348)	(348)
Derivative liabilities — Hedging Instruments	—	—	—	—	—	(896)	(896)
Total	$—	$(357)	$—	$1,980	$(6)	$(1,461)	$156
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on MSRs, net in the consolidated statements of operations and comprehensive loss.

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss
	For the Three Months Ended June 30, 2021
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Revenue	Gain on Sale
	Income (1)	Expense (1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$(4,722)	$—	$(2,550)		$—	$—	$—	$(7,272)
Securitized mortgage borrowings	—	(8,909)	722		—	—	—	(8,187)
Long-term debt	—	(418)	—		1,417	—	—	999
Mortgage servicing rights (2)	—	—	—		—	(37)	—	(37)
Mortgage loans held-for-sale	—	—	—		—	—	271	271
Derivative assets — IRLCs	—	—	—		—	—	(816)	(816)
Derivative liabilities — Hedging Instruments	—	—	—		—	—	(2,064)	(2,064)
Total	$(4,722)	$(9,327)	$(1,828)	(3)	$1,417	$(37)	$(2,609)	$(17,106)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on MSRs, net in the consolidated statements of operations and comprehensive loss.
(3)	For the three months ended June 30, 2021, change in the fair value of net trust assets, excluding REO was $1.8 million.

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss
	For the Six Months Ended June 30, 2022
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain on Sale
	Income (1)	Expense (1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$2,019	$—	$9,248		$—	$—	$—	$11,267
Securitized mortgage borrowings	—	(7,564)	—		—	—	—	(7,564)
Long-term debt	—	(743)	—		3,622	—	—	2,879
Mortgage servicing rights (2)	—	—	—		—	55	—	55
Mortgage loans held-for-sale	—	—	—		—	—	(7,482)	(7,482)
Derivative assets — IRLCs	—	—	—		—	—	(2,613)	(2,613)
Derivative liabilities — Hedging Instruments	—	—	—		—	—	55	55
Total	$2,019	$(8,307)	$9,248	(3)	$3,622	$55	$(10,040)	$(3,403)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on MSRs, net in the consolidated statements of operations and comprehensive loss.
(3)	For the six months ended June 30, 2022, change in the fair value of net trust assets, excluding REO was $9.2 million.

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss
	For the Six Months Ended June 30, 2021
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain on Sale
	Income (1)	Expense (1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$(9,479)	$—	79,857		$—	$—	$—	$70,378
Securitized mortgage borrowings	—	(18,018)	(85,230)		—	—	—	(103,248)
Long-term debt	—	(724)	—		2,442	—	—	1,718
Mortgage servicing rights (2)	—	—	—		—	1	—	1
Mortgage loans held-for-sale	—	—	—		—	—	(597)	(597)
Derivative assets — IRLCs	—	—	—		—	—	(3,013)	(3,013)
Derivative liabilities — Hedging Instruments	—	—	—		—	—	(82)	(82)
Total	$(9,479)	$(18,742)	$(5,373)	(3)	$2,442	$1	$(3,692)	$(34,843)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on MSRs, net in the consolidated statements of operations and comprehensive loss.
(3)	For the six months ended June 30, 2021, change in the fair value of net trust assets, excluding REO was $5.4 million.

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Earnings (Loss)
	For the Year Ended December 31, 2021
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain (Loss) on Sale
	Income(1)	Expense(1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$(12,162)	$—	$151,759		$—	$—	$—	$139,597
Securitized mortgage borrowings	—	(37,090)	(145,288)		—	—	—	(182,378)
Long-term debt	—	(1,499)	—		2,098	—	—	599
Mortgage servicing rights(2)	—	—	—		—	(126)	—	(126)
Mortgage loans held-for-sale	—	—	—		—	—	3,395	3,395
Derivative assets – IRLCs	—	—	—		—	—	(4,164)	(4,164)
Derivative liabilities – Hedging Instruments	—	—	—		—	—	88	88
Total	$(12,162)	$(38,589)	$6,471	(3)	$2,098	$(126)	$(681)	$(42,989)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on mortgage servicing rights, net in the consolidated statements of operations and comprehensive loss.
(3)	For the year ended December 31, 2021, change in the fair value of trust assets, excluding REO was $6.5 million.

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Earnings (Loss)
	For the Year Ended December 31, 2020
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain (Loss) on Sale
	Income(1)	Expense(1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$747	$—	$(92,562)		$—	$—	$—	$(91,815)
Securitized mortgage borrowings	—	(65,421)	79,481		—	—	—	14,060
Long-term debt	—	(850)	—		1,899	—	—	1,049
Mortgage servicing rights(2)	—	—	—		—	(21,962)	—	(21,962)
Mortgage loans held-for-sale	—	—	—		—	—	(15,955)	(15,955)
Derivative assets – IRLCs	—	—	—		—	—	(516)	(516)
Derivative liabilities – Hedging Instruments	—	—	—		—	—	509	509
Total	$747	$(66,271)	$(13,081)	(3)	$1,899	$(21,962)	$(15,962)	$(114,630)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on mortgage servicing rights, net in the consolidated statements of operations and comprehensive loss.
(3)	For the year ended December 31, 2020, change in the fair value of trust assets, excluding REO was $13.1 million.

Schedule of derivative assets and liabilities

			Total Gains (Losses)		Total Gains (Losses)
	Notional Amount		For the Three Months Ended		For the Six Months Ended
	June 30,	December 31,	June 30,		June 30,
	2022	2021	2022	2021	2022	2021
Derivative – IRLC's (1)	$55,175	$255,150	$(348)	$(816)	$(2,613)	$(3,013)
Derivative – TBA MBS (1)	12,500	102,000	1,072	(2,379)	4,760	2,832
Derivative – Swap Futures (1)	3,300	—	(106)	—	1,300	—
(1)	Amounts included in gain on sale of loans, net within the accompanying consolidated statements of operations and comprehensive loss.

			Total Gains (Losses)
	Notional Amount		For the Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Derivative – IRLC’s(1)	$255,150	$450,913	$(4,164)	$(516)
Derivative – TBA MBS(1)	102,000	45,000	2,022	(10,531)
Derivative – Forward delivery loan commitment(2)	—	20,000	—	—
(1)	Amounts included in gain on sale of loans, net within the accompanying consolidated statements of operations and comprehensive loss.
(2)

As of December 31, 2021, there were no forward delivery loan commitments accounted for as derivative instruments. As of December 31, 2020, $20.0 million in mortgage loans had been allocated to forward delivery loan commitments and were recorded at fair value within LHFS in the accompanying consolidated balance sheets.

Schedule of financial and non-financial assets and liabilities measured using nonrecurring fair value measurements

	Nonrecurring Fair Value Measurements			Total Losses (1)
	June 30, 2022			For the Three Months Ended	For the Six Months Ended
	Level 1	Level 2	Level 3	June 30, 2022	June 30, 2022
ROU asset impairment	—	—	8,366	(123)	(123)
(1)	Total losses reflect losses from all nonrecurring measurements during the period.

	Nonrecurring Fair Value Measurements			Total (Losses) Gains (1)
	June 30, 2021			For the Three Months Ended	For the Six Months Ended
	Level 1	Level 2	Level 3	June 30, 2021	June 30, 2021
REO (2)	$—	$4,251	$—	$(313)	$1,559
(1)	Total gains (losses) reflect gains (losses) from all nonrecurring measurements during the period.
(2)

For the three and six months ended June 30, 2021, the Company recorded $(313) thousand and $1.6 million, respectively, in (losses) gains related to changes in NRV of properties. Losses represent impairment of the NRV attributable to an increase in state specific loss severities on properties held during the period which resulted in a decrease to NRV. Gains represent recovery of the NRV attributable to an improvement in state specific loss severities on properties held during the period which resulted in an increase to NRV.

The following table presents financial and non-financial assets and liabilities measured using nonrecurring fair value measurements at December 31, 2021 and 2020, respectively:

	Nonrecurring Fair Value Measurements
	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
REO(1)	$—	$3,479	$—	$—	$3,173	$—
ROU asset	—	—	10,209	—	—	13,512
(1)	Balance represents REO at December 31, 2021 and December 31, 2020 which has been impaired subsequent to foreclosure.

The following table presents total gains on financial and non-financial assets and liabilities measured using nonrecurring fair value measurements for the years ended December 31, 2021 and 2020, respectively:

	Total Gains(1)
	For the Year Ended December 31,
	2021	2020
REO(2)	$111	$7,393
(1)	Total gains reflect gains from all nonrecurring measurements during the year.
(2)

For the years ended December 31, 2021 and 2020, the Company recorded $111 thousand and $7.4 million, respectively, of gains related to changes in the NRV of REO. Gains represent recovery of the NRV attributable to an improvement in state specific loss severities on properties held during the period which resulted in an increase to NRV.